Income Taxes (Details 3) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of income taxes payable [Abstract]
VAT tax payable	$ 1,079,450	$ 1,037,620	$ 1,045,513
Corporate income tax payable	2,265,579	2,180,727	2,075,248
Others	64,533	62,001	64,134
Total	$ 3,409,562	$ 3,280,348	$ 3,184,895